Note 4 - Loans and Allowance for Loan Losses (Details) - Impaired Loans - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Loans with no related allowance recorded:
Recorded investment - with no allowance	$ 2,967		$ 2,967		$ 3,005	$ 3,791
Unpaid principal balance - with no allowance	3,348		3,348		3,359	4,120
Related allowance	0		0		0
Average recorded investment - with no allowance	3,106	$ 3,382	3,072	$ 3,518	3,327	3,417
Interest income recognized - with no allowance	24	25	49	53	98	104
Loans with an allowance recorded:
Recorded investment - with allowance	415		415		2,034	3,129
Unpaid principal balance - with allowance	479		479		2,376	3,466
Related allowance	93		93		1,351	1,529
Average recorded investment - with allowance	391	3,304	938	3,245	2,768	3,581
Interest income recognized - with allowance	0	0	0	0	0	2
Total:
Recorded investment	3,382		3,382		5,039	6,920
Unpaid principal balance	3,827		3,827		5,735	7,586
Related allowance	93		93		1,351	1,529
Average recorded investment	3,497	6,686	4,010	6,763	6,095	6,998
Interest income recognized	24	25	49	53	98	106
Home Equity And Second Mortgage [Member]
Loans with no related allowance recorded:
Recorded investment - with no allowance					71	254
Unpaid principal balance - with no allowance					87	268
Average recorded investment - with no allowance					147	164
Interest income recognized - with no allowance					2	5
Loans with an allowance recorded:
Recorded investment - with allowance					80	22
Unpaid principal balance - with allowance					98	22
Related allowance					0	13
Average recorded investment - with allowance					46	47
Interest income recognized - with allowance					0	0
Total:
Recorded investment					151	276
Unpaid principal balance					185	290
Related allowance					0	13
Average recorded investment					193	211
Interest income recognized					2	5
Other Consumer Loan [Member]
Loans with no related allowance recorded:
Recorded investment - with no allowance					0	0
Unpaid principal balance - with no allowance					0	0
Average recorded investment - with no allowance					0	0
Interest income recognized - with no allowance					0	0
Loans with an allowance recorded:
Recorded investment - with allowance					0	0
Unpaid principal balance - with allowance					0	0
Related allowance					0	0
Average recorded investment - with allowance					0	0
Interest income recognized - with allowance					0	0
Total:
Recorded investment					0	0
Unpaid principal balance					0	0
Related allowance					0	0
Average recorded investment					0	0
Interest income recognized					0	$ 0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans with no related allowance recorded:
Recorded investment - with no allowance	1,122		1,122		1,141
Unpaid principal balance - with no allowance	1,444		1,444		1,446
Related allowance	0		0		0
Average recorded investment - with no allowance	1,235	1,345	1,204	1,427
Interest income recognized - with no allowance	5	8	10	18
Loans with an allowance recorded:
Recorded investment - with allowance	297		297		270
Unpaid principal balance - with allowance	335		335		304
Related allowance	75		75		47
Average recorded investment - with allowance	254	436	259	440
Interest income recognized - with allowance	0	0	0	0
Total:
Recorded investment	1,419		1,419		1,411
Unpaid principal balance	1,779		1,779		1,750
Related allowance	75		75		47
Average recorded investment	1,489	1,781	1,463	1,867
Interest income recognized	5	8	10	18
Real Estate Mortgage Portfolio Segment [Member] | Land Loan [Member]
Loans with no related allowance recorded:
Recorded investment - with no allowance	20		20		16
Unpaid principal balance - with no allowance	22		22		18
Related allowance	0		0		0
Average recorded investment - with no allowance	20	119	18	119
Interest income recognized - with no allowance	0	0	0	0
Loans with an allowance recorded:
Recorded investment - with allowance	0		0		0
Unpaid principal balance - with allowance	0		0		0
Related allowance	0		0		0
Average recorded investment - with allowance	0	3	0	2
Interest income recognized - with allowance	0	0	0	0
Total:
Recorded investment	20		20		16
Unpaid principal balance	22		22		18
Related allowance	0		0		0
Average recorded investment	20	122	18	121
Interest income recognized	0	0	0	0
Real Estate Mortgage Portfolio Segment [Member] | Construction Loans [Member]
Loans with no related allowance recorded:
Recorded investment - with no allowance	0		0		0
Unpaid principal balance - with no allowance	0		0		0
Related allowance	0		0		0
Average recorded investment - with no allowance	0	130	0	87
Interest income recognized - with no allowance	0	0	0	0
Loans with an allowance recorded:
Recorded investment - with allowance	0		0		0
Unpaid principal balance - with allowance	0		0		0
Related allowance	0		0		0
Average recorded investment - with allowance	0	0	0	0
Interest income recognized - with allowance	0	0	0	0
Total:
Recorded investment	0		0		0
Unpaid principal balance	0		0		0
Related allowance	0		0		0
Average recorded investment	0	130	0	87
Interest income recognized	0	0	0	0
Real Estate Mortgage Portfolio Segment [Member] | Commercial Real Estate Loan [Member]
Loans with no related allowance recorded:
Recorded investment - with no allowance	1,762		1,762		1,777
Unpaid principal balance - with no allowance	1,801		1,801		1,808
Related allowance	0		0		0
Average recorded investment - with no allowance	1,773	1,525	1,774	1,562
Interest income recognized - with no allowance	19	17	38	34
Loans with an allowance recorded:
Recorded investment - with allowance	38		38		42
Unpaid principal balance - with allowance	63		63		65
Related allowance	8		8		11
Average recorded investment - with allowance	39	1,123	40	1,065
Interest income recognized - with allowance	0	0	0	0
Total:
Recorded investment	1,800		1,800		1,819
Unpaid principal balance	1,864		1,864		1,873
Related allowance	8		8		11
Average recorded investment	1,812	2,648	1,814	2,627
Interest income recognized	19	17	38	34
Commercial Portfolio Segment [Member]
Loans with no related allowance recorded:
Recorded investment - with no allowance	0		0		0
Unpaid principal balance - with no allowance	0		0		0
Related allowance	0		0		0
Average recorded investment - with no allowance	13	94	9	126
Interest income recognized - with no allowance	0	0	0	0
Loans with an allowance recorded:
Recorded investment - with allowance	0		0		1,642
Unpaid principal balance - with allowance	0		0		1,909
Related allowance	0		0		1,293
Average recorded investment - with allowance	18	1,726	559	1,720
Interest income recognized - with allowance	0	0	0	0
Total:
Recorded investment	0		0		1,642
Unpaid principal balance	0		0		1,909
Related allowance	0		0		1,293
Average recorded investment	31	1,820	568	1,846
Interest income recognized	0	0	0	0
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member]
Loans with no related allowance recorded:
Recorded investment - with no allowance	63		63		71
Unpaid principal balance - with no allowance	81		81		87
Related allowance	0		0		0
Average recorded investment - with no allowance	65	169	67	197
Interest income recognized - with no allowance	0	0	1	1
Loans with an allowance recorded:
Recorded investment - with allowance	80		80		80
Unpaid principal balance - with allowance	81		81		98
Related allowance	10		10		0
Average recorded investment - with allowance	80	16	80	18
Interest income recognized - with allowance	0	0	0	0
Total:
Recorded investment	143		143		151
Unpaid principal balance	162		162		185
Related allowance	10		10		0
Average recorded investment	145	185	147	215
Interest income recognized	0	0	1	1
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Loans with no related allowance recorded:
Recorded investment - with no allowance	0		0		0
Unpaid principal balance - with no allowance	0		0		0
Related allowance	0		0		0
Average recorded investment - with no allowance	0	0	0	0
Interest income recognized - with no allowance	0	0	0	0
Loans with an allowance recorded:
Recorded investment - with allowance	0		0		0
Unpaid principal balance - with allowance	0		0		0
Related allowance	0		0		0
Average recorded investment - with allowance	0	0	0	0
Interest income recognized - with allowance	0	0	0	0
Total:
Recorded investment	0		0		0
Unpaid principal balance	0		0		0
Related allowance	0		0		$ 0
Average recorded investment	0	0	0	0
Interest income recognized	$ 0	$ 0	$ 0	$ 0